Share-based compensation - Summary of Outstanding Restricted Shares, Phantom Share Units and Stock Appreciation Rights (Detail) (USD $)	1 Months Ended	6 Months Ended
	Mar. 27, 2013	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		1,664,457
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares		63,653
Granted		54,990
Vested		(65,578)
Cancelled		(4,185)
Ending balance, Number of shares		48,880
Beginning balance, Weighted average grant date fair value		$ 14.17
Granted		$ 17.01
Vested		$ 14.25
Cancelled		$ 17.01
Ending balance, Weighted average grant date fair value		$ 17.01
Phantom share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares		562,000
Granted		95,000
Ending balance, Number of shares		657,000
Beginning balance, Weighted average grant date fair value		$ 13.13
Granted		$ 19.30
Ending balance, Weighted average grant date fair value		$ 14.02
Stock appreciation rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of shares		5,674,148
Granted	1,664,457	1,664,457
Ending balance, Number of shares		7,338,605
Beginning balance, Weighted average grant date fair value		$ 2.03
Granted		$ 3.51
Ending balance, Weighted average grant date fair value		$ 2.37